Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses and other current assets
NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2012	December 31, 2011
Prepaid voyage costs	$6,414	$6,950
Claim receivables	3,953	7,525
Advances to agents	669	57
Short-term derivative assets	1,275	1,279
Prepaid taxes	2,978	2,361
Other	4,593	2,782
Total prepaid expenses and other current assets	$19,882	$20,954

Claims receivable mainly represents claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.